Hedge accounting (Details 1) - BRL (R$)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Nominal Value	R$ 273,280,000,000	R$ 148,125,000,000
Hedging instrument, assets	4,556,000,000	7,061,000,000
Hedging instrument, liabilities	1,965,000,000	3,748,000,000
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(34,000,000)	699,000,000	R$ (3,557,000,000)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	(160,000,000)	(19,000,000)
Currency risk [member]
IfrsStatementLineItems [Line Items]
Nominal Value	9,933,000,000	15,924,000,000
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(14,836,000,000)	(14,701,000,000)
Cash flow hedges [member]
IfrsStatementLineItems [Line Items]
Nominal Value	225,396,000,000	111,412,000,000
Hedging instrument, assets	424,000,000	447,000,000
Hedging instrument, liabilities	685,000,000	617,000,000
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	(554,000,000)	(946,000,000)
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(607,000,000)	(942,000,000)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	53,000,000	(4,000,000)
Reclassification adjustments on cash flow hedges, net of tax	379,000,000	(13,000,000)
Interest rate futures [member] | Cash flow hedges [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Nominal Value	206,586,000,000	87,311,000,000
Hedging instrument, assets	31,000,000	58,000,000
Hedging instrument, liabilities	27,000,000	24,000,000
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	(653,000,000)	(1,035,000,000)
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(706,000,000)	(1,030,000,000)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	53,000,000	(5,000,000)
Reclassification adjustments on cash flow hedges, net of tax		(13,000,000)
Interest Rate Forward [Member] | Cash flow hedges [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Nominal Value	10,037,000,000	16,830,000,000
Hedging instrument, assets	136,000,000	118,000,000
Hedging instrument, liabilities	646,000,000	593,000,000
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	11,000,000	(118,000,000)
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	11,000,000	(118,000,000)
Reclassification adjustments on cash flow hedges, net of tax	1,000,000
Interest rate swap2 [Member] | Cash flow hedges [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Nominal Value	8,071,000,000	3,763,000,000
Hedging instrument, assets	201,000,000	19,000,000
Hedging instrument, liabilities	11,000,000
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	85,000,000	22,000,000
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	85,000,000	21,000,000
Futures contract [member] | Cash flow hedges [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness		185,000,000
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income		185,000,000
Reclassification adjustments on cash flow hedges, net of tax	378,000,000
Futures contract [member] | Cash flow hedges [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Nominal Value	249,000,000	3,480,000,000
Hedging instrument, assets	2,000,000	252,000,000
Forward contract [member] | Cash flow hedges [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	4,000,000
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	4,000,000
Forward contract [member] | Cash flow hedges [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Nominal Value	94,000,000	R$ 28,000,000
Hedging instrument, liabilities	1,000,000
Swaps [Member] | Cash flow hedges [member] | Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Gain (loss) on change in fair value of hedging instrument used as basis for recognising hedge ineffectiveness	(1,000,000)
Gain (loss) on hedge ineffectiveness recognised in other comprehensive income	(1,000,000)
Swaps [Member] | Cash flow hedges [member] | Currency risk [member]
IfrsStatementLineItems [Line Items]
Nominal Value	359,000,000
Hedging instrument, assets	R$ 54,000,000